Commitments and Credit Risk - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Commitments and Credit Risk [Line Items]
Loans and Leases Receivable, Commitments, Variable Rates	$ 15.4	$ 12.3
Minimum
Commitments and Credit Risk [Line Items]
Time to fund mortgage loan	60 days
Maximum
Commitments and Credit Risk [Line Items]
Time to fund mortgage loan	90 days
Installment Loans
Commitments and Credit Risk [Line Items]
Concentration risk percentage credit risk loan products	3.40%	4.00%
Real Estate Loans
Commitments and Credit Risk [Line Items]
Concentration risk percentage credit risk loan products	20.60%	21.40%
Deposits with Federal Reserve Bank of Cleveland	$ 9.5	$ 7.3
Commercial Line [Member]
Commitments and Credit Risk [Line Items]
Lines Of credit granted	25.8	20.9
Consumer Lines [Member]
Commitments and Credit Risk [Line Items]
Lines Of credit granted	$ 36.9	$ 35.6
Commercial Real Estate Other Receivable
Commitments and Credit Risk [Line Items]
Concentration risk percentage credit risk loan products	76.00%	74.60%